Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2011
Registrant Name	dei_EntityRegistrantName	BOSTON TRUST & WALDEN FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000882748
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2011
BOSTON TRUST BALANCED FUND (Prospectus Summary) | BOSTON TRUST BALANCED FUND | BOSTON TRUST BALANCED FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BTBFX
BOSTON TRUST EQUITY FUND (Prospectus Summary) | BOSTON TRUST EQUITY FUND | BOSTON TRUST EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BTEFX
BOSTON TRUST MIDCAP FUND (Prospectus Summary) | BOSTON TRUST MIDCAP FUND | BOSTON TRUST MIDCAP FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BTMFX
BOSTON TRUST SMALL CAP FUND (Prospectus Summary) | BOSTON TRUST SMALL CAP FUND | BOSTON TRUST SMALL CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BOSOX
WALDEN BALANCED FUND (Prospectus Summary) | WALDEN BALANCED FUND | WALDEN BALANCED FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WSBFX
WALDEN EQUITY FUND (Prospectus Summary) | WALDEN EQUITY FUND | WALDEN EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WSEFX
WALDEN MIDCAP FUND (Prospectus Summary) | WALDEN MIDCAP FUND | WALDEN MIDCAP FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WAMFX
WALDEN SMALL CAP INNOVATIONS FUND (Prospectus Summary) | WALDEN SMALL CAP INNOVATIONS FUND | WALDEN SMALL CAP INNOVATIONS FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WASOX